RELATED PARTY TRANSACTIONS - Transactions with Golar Partners and Subsidiaries - Income (Expense) (Details) - Golar Partners - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ 13,996	$ 10,230	$ (8,152)
Management and administrative services fees
Related Party Transaction [Line Items]
Revenue from related parties	9,645	9,809	7,762
Ship management fees revenue
Related Party Transaction [Line Items]
Revenue from related parties	4,460	5,200	5,903
Interest income on short-term loan
Related Party Transaction [Line Items]
Interest income related parties	(109)	0	0
Charterhire expenses
Related Party Transaction [Line Items]
Related party expense	0	0	(17,423)
Share options expense recharge
Related Party Transaction [Line Items]
Revenue from related parties	0	0	228
Interest Expense on Deposit Payable
Related Party Transaction [Line Items]
Interest expense from related parties	$ 0	$ (4,779)	$ (4,622)